SUMMARY OF SIGNIFICANT ACOUNTING POLICIES (Q2) (Details)			3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 01, 2021 $ / shares	Jan. 25, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) property $ / shares	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) property $ / shares	Dec. 31, 2020 USD ($) property $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2021 $ / shares
Accounting Policies [Line Items]
Conversion ratio	0.3333
Rental income from tenant reimbursements			$ 1,703,974		$ 1,538,586		$ 3,395,361	$ 3,899,505	$ 7,028,808	$ 4,857,794
Impairment of real estate investment properties			(400,999)	$ 761,100	$ 349,457	$ 9,157,068	(400,999)	$ 9,506,525	$ 10,267,625	$ 0
Number of impaired real estate properties | property					1			4	6
Net loss per share, basic and diluted (in usd per share) | $ / shares									$ (6.14)	$ (0.88)
Restricted cash			2,508,471	129,118			2,508,471		$ 129,118	$ 113,362
Tenant reimbursements			189,136	60,598			189,136		60,598	$ 98,329
Restricted cash to fund property tax			2,210,864	$ 32,086			2,210,864		$ 32,086
Northrop Grumman
Accounting Policies [Line Items]
Restricted cash			1,400,000				1,400,000
L3Harris property
Accounting Policies [Line Items]
Restricted cash			$ 1,000,000				$ 1,000,000
Class M OP Units
Accounting Policies [Line Items]
Conversion ratio							1.6667		1.6667	1
Other ownership interests, units issued (in shares) | shares			657,949.5				657,949.5
Class P OP Units
Accounting Policies [Line Items]
Conversion ratio									1.6667
Other ownership interests, units issued (in shares) | shares			56,029				56,029			56,029
Class R OP Units
Accounting Policies [Line Items]
Conversion ratio		1					1
Other ownership interests, units issued (in shares) | shares			358,670				358,670
Units forfeited (in shares) | shares			1,330				1,330
Class M OP Unit OR Class P OP Unit
Accounting Policies [Line Items]
Conversion ratio							1.6667
Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives							3 years		3 years
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives							5 years		5 years
Common Class C
Accounting Policies [Line Items]
Conversion ratio							1			1
Common stock, par value (in usd per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.003
Net loss per share, basic and diluted (in usd per share) | $ / shares			(0.13)		$ (0.28)		(0.25)	$ (6.39)
Common Class S
Accounting Policies [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.001		0.001	$ 0.001			0.001		$ 0.001	$ 0.001	$ 0.003
Net loss per share, basic and diluted (in usd per share) | $ / shares			$ (0.13)		$ (0.28)		$ (0.25)	$ (6.39)